J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
February 27, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Mortgage-Backed Securities ETF,
JPMorgan Fundamental Data Science Large Value ETF and
JPMorgan International Hedged Equity Laddered Overlay ETF (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Funds do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 469 (Amendment No. 471 under the Investment Company Act of 1940, as amended) filed electronically on February 21, 2025.
Please contact the undersigned at (212) 270-8230 or zach.vonnegut-gabovitch@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary